Performance Management		12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
INSTITUTIONAL
Prospectus [Line Items]
Money Market Seven Day Yield		3.61%
BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
There are currently no OnChain Shares of the Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven‑day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s OnChain Shares would be substantially similar to Institutional Shares because OnChain Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that OnChain Shares and Institutional Shares have different expenses. The actual returns of OnChain Shares would have been approximately the same as those of Institutional Shares because OnChain Shares have the same expenses as Institutional Shares.
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	There are currently no OnChain Shares of the Fund outstanding as of the date of this prospectus.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	There are currently no OnChain Shares of the Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven‑day yield shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus.
Bar Chart [Heading]	Institutional Shares ANNUAL TOTAL RETURNS BlackRock Select Treasury Based Liquidity Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021). The year-to-date return as of June 30, 2026 was 1.75%.

Performance Table Heading	For the period ended 12/31/25Average Annual Total Returns
Performance Availability Website Address [Text]	www.blackrock.com/cash
Performance Availability Phone [Text]	(800) 441‑7450
BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND | INSTITUTIONAL
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.75%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2021